As filed with the Securities and Exchange Commission on May 12, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3627

Greenspring Fund, Incorporated
 (Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
 (Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
 (Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 68.0%
Building Products: 4.8%
172,090	Johnson Controls International plc#	$7,248,431
29,670	Mohawk Industries, Inc.*	6,808,968
150,699	PGT Innovations, Inc.*	1,620,014
		15,677,413
Business Software & Services: 2.0%
88,061	Amdocs Limited#	5,370,840
33,065	CA, Inc.	1,048,822
		6,419,662
Chemicals: 1.5%
16,119	The Sherwin-Williams Company	4,999,953
Commercial Banks & Thrifts: 7.6%
35,987	American National Bankshares, Inc.	1,340,516
184,985	Beneficial Bancorp, Inc.	2,959,760
148,688	Clifton Bancorp, Inc.	2,407,259
37,301	First Connecticut Bancorp, Inc.	925,065
52,900	OceanFirst Financial Corp.	1,490,457
23,073	Prudential Bancorp, Inc.	411,853
194,329	Shore Bancshares, Inc.	3,247,238
561,583	Southern National Bancorp of Virginia	9,507,600
26,352	Westbury Bancorp, Inc.*	549,439
156,380	Western New England Bancorp, Inc.	1,641,990
		24,481,177
Consulting Services: 2.1%
164,974	FTI Consulting, Inc.*	6,791,980
Distributors: 1.4%
158,681	LKQ Corporation*	4,644,593
Diversified Financial Services: 3.2%
152,457	Discover Financial Services	10,426,534
Electrical Equipment & Instruments: 2.5%
17,400	Emerson Electric Co.	1,041,564
267,883	Novanta, Inc.*#	7,112,294
		8,153,858
Engineering & Construction: 8.4%
135,600	EMCOR Group, Inc.	8,536,020
219,426	KBR, Inc.	3,297,973
285,041	MasTec, Inc.*	11,415,892
92,921	MYR Group, Inc.*	3,809,761
		27,059,646
Entertainment: 2.6%
102,607	AMC Entertainment Holdings, Inc. - Class A	3,226,990
88,121	Six Flags Entertainment Corp.	5,242,318
		8,469,308
Food & Staples Retailing: 1.7%
2,756	CVS Health Corporation	216,346
174,745	The Kroger Co.	5,153,230
		5,369,576
Healthcare-Products: 1.2%
11,000	Abbott Laboratories	488,510
42,870	Medtronic PLC#	3,453,607
		3,942,117
Hotels, Restaurants & Leisure: 0.6%
20,000	Marriott International, Inc. - Class A	1,883,600
Household & Personal Products: 0.4%
2,000	The Clorox Company	269,660
18,038	Energizer Holdings, Inc.	1,005,618
		1,275,278

Household Durables: 0.1%
7,000	Newell Brands, Inc.	330,190
Industrial Equipment: 0.4%
20,000	Pentair PLC#	1,255,600
Information Technology Services: 2.2%
240,932	CSRA, Inc.	7,056,898
Internet Software & Services: 0.9%
32,850	j2 Global, Inc.	2,756,444
Machinery: 1.0%
20,102	Blue Bird Corp.*	344,750
16,378	Snap-on Incorporated	2,762,477
		3,107,227
Oil & Gas Exploration & Production: 3.5%
4,403	Energen Corporation*	239,699
57,254	EOG Resources, Inc.	5,585,128
176,735	Suncor Energy, Inc.#	5,434,601
		11,259,428
Oil Refining & Marketing: 0.1%
2,813	Phillips 66	222,846
Real Estate Investment Trusts: 5.4%
138,045	Condor Hospitality Trust, Inc.	1,463,277
357,263	Gramercy Property Trust, Inc.	9,396,017
693,601	New York REIT, Inc.~	6,720,994
		17,580,288
Retail: 1.5%
354,640	Party City Holdco Inc.*	4,982,692
Telecommunications Services: 2.3%
414,737	Lumos Networks Corp.*	7,340,845
Trading Companies & Distributors: 0.4%
5,000	HD Supply Holdings, Inc.*	205,625
114,508	Nexeo Solutions, Inc.*	1,014,541
		1,220,166
Transportation & Logistics: 1.8%
55,338	United Parcel Service, Inc. - Class B	5,937,767
Truck Dealerships: 0.9%
43,467	Rush Enterprises, Inc. - Class A*	1,437,888
41,731	Rush Enterprises, Inc. - Class B*	1,301,173
		2,739,061
Utilities: 2.8%
556,900	The AES Corporation	6,226,142
78,825	PPL Corporation	2,947,267
		9,173,409
Waste Management Services: 4.7%
243,740	Republic Services, Inc.	15,309,309
TOTAL COMMON STOCKS
(cost $144,495,876)		219,866,865

PREFERRED STOCKS: 0.2%
Homebuilding: 0.2%
25,757	M/I Homes, Inc., 9.750%, Series A	661,955
TOTAL PREFERRED STOCKS
(cost $644,202)		661,955

Principal		Value
CORPORATE BONDS: 27.8%
Aerospace & Defense: 0.7%
$2,232,000	Spirit AeroSystems, Inc., 5.250%, 3/15/22	2,324,275
Apparel & Textiles: 0.3%
1,056,000	Levi Strauss & Co, 6.875%, 5/1/22	1,096,128

Automobile Components: 0.3%
983,000	The Goodyear Tire & Rubber Company, 7.000%, 5/15/22	1,023,229
Beverages: 0.4%
1,340,000	Cott Beverages Inc., 6.750%, 1/1/20	1,385,225
Building Products: 1.8%
1,878,000	Allegion US Holding Co, Inc., 5.750%, 10/1/21	1,964,858
3,618,000	Gibraltar Industries, Inc., 6.250%, 2/1/21	3,728,801
		5,693,659
Chemicals: 1.0%
3,081,000	Chemtura Corporation, 5.750%, 7/15/21	3,186,909
Commercial Services & Supplies: 0.1%
255,000	APX Group, Inc., 6.375%, 12/1/19	263,606
Consulting Services: 0.6%
1,853,000	FTI Consulting, Inc., 6.000%, 11/15/22	1,924,804
Diversified Consumer Services: 0.4%
1,103,000	Graham Holdings Company, 7.250%, 2/1/19	1,199,513
Engineering & Construction: 0.9%
577,000	AECOM, 5.750%, 10/15/22	608,014
656,000	AECOM Global II, LLC/URS Fox US LP, 3.850%, 4/1/17	656,000
1,553,000	MasTec, Inc., 4.875%, 3/15/23	1,541,352
		2,805,366
Food & Staples Retailing: 0.9%
2,743,000	Rite Aid Corporation, 9.250%, 3/15/20	2,823,576
Healthcare-Products: 0.4%
1,217,000	Alere, Inc., 7.250%, 7/1/18	1,232,973
Healthcare-Providers & Services: 2.8%
4,844,000	Acadia Healthcare Company, Inc., 6.125%, 3/15/21	4,977,210
1,635,000	Centene Corporation, 5.625%, 2/15/21	1,715,279
2,435,000	DaVita, Inc., 5.750%, 8/15/22	2,529,356
		9,221,845
Homebuilding: 0.0%
100,000	Lennar Corporation, Series B, 12.250%, 6/1/17	102,000
Hotels, Restaurants & Leisure: 0.8%
2,399,000	NPC International, Inc./NPC Operating Company A, Inc./NPC Operating Company B, Inc., 10.500%, 1/15/20	2,476,368
Household & Personal Products: 1.3%
4,092,000	Spectrum Brands, Inc., 6.625%, 11/15/22	4,332,405
Information Technology Services: 0.4%
140,000	CDW LLC/CDW Finance Corp., 6.000%, 8/15/22	148,655
1,079,000	Lender Processing Services, Inc., 5.750%, 4/15/23	1,130,380
		1,279,035
Internet Software & Services: 1.3%
4,014,000	j2 Global, Inc., 8.000%, 8/1/20	4,151,981
116,000	Match Group, Inc., 6.750%, 12/15/22	121,945
		4,273,926
Media: 1.1%
345,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/21	354,703
1,792,000	LIN Television Corporation, 5.875%, 11/15/22	1,863,680
1,222,000	TEGNA, Inc., 5.125%, 7/15/20	1,264,770
		3,483,153
Metals & Mining: 0.7%
74,000	Commercial Metals Company, 6.500%, 7/15/17	74,925
2,015,000	Steel Dynamics, Inc., 6.375%, 8/15/22	2,108,194
		2,183,119
Multiline Retail: 0.0%
132,000	Dollar Tree, Inc., 5.250%, 3/1/20	136,151
Oil & Gas Exploration & Production: 2.1%
2,186,000	Gulfport Energy Corp., 6.625%, 5/1/23	2,221,522
4,345,000	PDC Energy, Inc., 7.750%, 10/15/22	4,594,838
		6,816,360

Packaging & Containers: 2.1%
5,395,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.750%, 10/15/20	5,556,904
932,019	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 6.875%, 2/15/21	958,814
279,000	Silgan Holdings, Inc., 5.000%, 4/1/20	282,139
		6,797,857
Real Estate Investment Trusts: 1.0%
2,866,000	Lamar Media Group, 5.875%, 2/1/22	2,968,603
250,000	Omega Healthcare Investors, Inc., 5.875%, 3/15/24	257,952
		3,226,555
Specialty Retail: 1.2%
3,850,000	Michaels Stores, Inc., 5.875%, 12/15/20 144A	3,963,152
Telecommunications Services: 1.5%
4,344,000	Level 3 Financing, Inc., 6.125%, 1/15/21	4,501,470
249,000	Qwest Corporation, 6.500%, 6/1/17	250,869
		4,752,339
Trading Companies & Distributors: 1.6%
854,000	United Rentals North America, Inc., 7.625%, 4/15/22	890,829
2,049,000	United Rentals North America, Inc., 6.125%, 6/15/23	2,148,889
1,985,000	WESCO Distribution, Inc., 5.375%, 12/15/21	2,069,362
		5,109,080
Transport-Marine: 0.8%
2,428,000	Overseas Shipholding Group, Inc., 8.125%, 3/30/18	2,543,330
Utilities: 0.4%
1,190,000	The AES Corporation, 4.055%, 6/1/19º	1,192,975
Waste Management Services: 0.2%
748,000	Clean Harbors, Inc., 5.250%, 8/1/20	761,673
Wireless Telecommunication Services: 0.7%
2,429,000	T-Mobile USA, Inc., 6.464%, 4/28/19	2,438,109
TOTAL CORPORATE BONDS
(cost $89,801,104)		90,048,695
SHORT-TERM INVESTMENTS: 3.5%
Money Market Fund: 3.5%^
11,293,052	The Government & Agency Portfolio, Institutional Share Class, 0.610%	11,293,052
TOTAL SHORT-TERM INVESTMENTS
(cost $11,293,052)		11,293,052
TOTAL INVESTMENTS IN SECURITIES
(cost $246,234,234): 99.5%		321,870,567
Other Assets and Liabilities 0.5%		1,471,830
NET ASSETS: 100.0%		$323,342,397

*	Non-income producing security.
#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors. As of March 31, 2017, the value of  these investments was $3,963,152, or 1.2% of total net assets.

º	The coupon rate shown on variable rate securities represents the rates at March 31, 2017.
^	Rate shown is the 7-day effective yield at March 31, 2017.
~	Security in process of liquidation.

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows+:

Cost of investments	$246,234,234
Gross unrealized appreciation	80,835,287
Gross unrealized depreciation	(5,198,954)
Net unrealized appreciation	$75,636,333

+
Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Valuation of Investments

Generally, the Fund’s investments are valued at market value. Equity securities traded on a principal stock exchange are valued at the last quoted sale price. Equity securities traded on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-the-counter market. In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing NAV per share on the day of valuation. The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation. These securities will be classified as Level 1 securities.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. These debt instruments will generally be classified as Level 2 securities.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market. These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities. In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board. Debt securities will generally be classified as Level 2 securities.

Any securities for which market quotations are not readily available or for which the above valuation procedures are not appropriate or do not reflect fair market value are valued at fair value as determined in good faith by Corbyn pursuant to policies and procedures approved by the Board.

In determining fair value, Corbyn, as directed by the Board, considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2017:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at March 31, 2017
	Level 1	Level 2	Level 3	Total
Common Stocks	$219,866,865	$-	$-	$219,866,865
Preferred Stocks	-	661,955	-	661,955
Corporate Bonds	-	90,048,695	-	90,048,695
Short-Term Investments	11,293,052	-	-	11,293,052
Total	$231,159,917	$90,710,650	$-	$321,870,567

See Schedule of Investments for industry breakdown.

Transfers between levels are recognized at the end of the reporting period. During the three months ended March 31, 2017, transfers into Level 2 and out of Level 1 were $661,955. The securities transferred out of Level 1 and into Level 2 due to decreased market activity.

The Fund did not have any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title) /s/ Charles vK. Carlson
                                           Charles vK. Carlson, Chief Executive Officer

Date   May 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
                                              Charles vK. Carlson, Chief Executive Officer

Date   May 12, 2017

By (Signature and Title)* /s/ Michael J. Fusting
                                              Michael J. Fusting, Chief Financial Officer

Date   May 12, 2017

* Print the name and title of each signing officer under his or her signature.